    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-207567-04

    Central Index Key Number of Issuing entity:  0001690110

    CFCRE 2016-C7 Mortgage Trust

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-207567

    Central Index Key Number of depositor:  0001515166

    CCRE Commercial Mortgage Securities, L.P.

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001558761

    Cantor Commercial Real Estate Lending, L.P.

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001238163

    Société Générale

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

    UBS AG

    (Exact name of Sponsor as specified in its charter)

    Anthony Orso  (212) 610-3622

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   CCRE Commercial Mortgage Securities, L.P.

   (Depositor)

   /s/   Anthony Orso

   Anthony Orso, Principal Executive Officer

   Dated :  February 24, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document